RECEIVABLES AND OTHER (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 178,549	$ 100,898
Tax receivables	10,482	16,068
Total	$ 189,031	$ 116,966